Equity - Liquidity event (Details)	Dec. 31, 2025 € / shares
Equity
Profit share certificate liquidation interest profit share (as a percent)	4.84%
Amount common shares will receive upon liquidity event (in Euro per share)	€ 40
Preferred D shares
Equity
Cash preferential dividend (as a percent)	6.00%